Commitments and Contingencies - Navios Holdings Future Minimum Commitments for Newbuildings and Navios Logistics Future Minimum Commitments (Table) (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Drybulk Vessels
Future minimum commitments
June 30, 2016	$ 62,850
Total	62,850
Navios Logistics
Future minimum commitments
June 30, 2016	27,418
Total	$ 27,418